ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND DESCRIPTION OF BUSINESS
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

MDJM LTD (the “Company” or “MDJM”) was incorporated on January 26, 2018, under the laws of the Cayman Islands as an exempted company under the name of MDJLEAD LTD. Effective on May 7, 2018, the Company changed its  corporate name to MDJM LTD. The Company, through its consolidated variable interest entity (“VIE”), is principally engaged in providing end-to-end services in the life cycle of a residential real estate project, including primary real estate agency services, real estate consulting services, and training and evaluation with respect to primary agency sales services in the People’s Republic of China (the “PRC”). In addition, through subsidiaries of its VIE, the Company started providing tourism development services in 2018. The Company or MDJM, and its subsidiaries and consolidated VIE are also collectively referred to as the “Group.” The company’s subsidiaries and consolidated VIE are also referred to as “Subsidiaries”.

MDJCC Limited (“MDJM Hong Kong”) was incorporated on February 9, 2018, under the laws of Hong Kong. MDJM owns 100% of the equity interests of MDJM Hong Kong.

Beijing Mingda Jiahe Technology Development Co., Ltd. (“Mingda Beijing”), is a limited liability company organized on March 9, 2018, under the laws of the PRC, a wholly-foreign owned entity (“WFOE”) and 100% owned by MDJM Hong Kong.

Tianjin Mingda Jiahe Real Estate Co., Ltd. (“Mingda Tianjin” or “VIE”), is a limited liability company organized on September 25, 2002 under the laws of the PRC.

The following table lists the wholly-owned subsidiaries and the consolidated VIE of the Company:

	Date of	Place of	Percentage of
Name of the Company	Incorporation	Incorporation	Ownership
MDJM Hong Kong	February 9, 2018	Hong Kong	100%
Mingda Beijing (WFOE)	March 9, 2018	PRC	100%
Mingda Tianjin (VIE)	September 25, 2002	PRC	VIE

VIE Arrangements

PRC regulations currently prohibit or restrict foreign ownership of companies that provide services in certain industries. To comply with these regulations, on April 28, 2018, Mingda Beijing entered into a series of contractual arrangements with Mingda Tianjin. These agreements provide Mingda Beiing effective control over and the ability to receive substantially all of the economic benefits of Mingda Tianjin.

Agreement That Transfers Economic Benefits of Mingda Tianjin

On April 28, 2018, Mingda Beijing entered into an “Exclusive Business Cooperation Agreement” (the “Business Agreement”) with Mingda Tianjin. Pursuant to the Business Agreement, Mingda Beijing will provide a series of consulting and technical support services to Mingda Tianjin and is entitled to receive 100% of Mingda Tianjin’s net income after deduction of required PRC statutory reserve as a service fee. The service fee is paid annually or at any such time agreed by Mingda Beijing and Mingda Tianjin. The term of this Business Agreement is valid for 10 years upon execution of the agreement and may be extended or terminated prior to the expiration date at will by Mingda Beijing. Unless expressly provided by the Business Agreement, without prior written consent of Mingda Beijing, Mingda Tianjin may not engage any third party to provide the services offered by Mingda Beijing under the agreement.

Agreements That Provide Effective Control over Mingda Tianjin

On April 28, 2018, each of the shareholders of the Minda Tianjin entered into an “Exclusive Call Option Agreement” (the “Option Agreement”) with Mingda Beijing. Pursuant to the Option Agreements, each of the shareholders of Mingda Tianjin granted an irrevocable and unconditional option to Mingda Beijing or its designees to acquire all or part of such shareholder’s equity interests in Mingda Tianjin at its sole discretion, to the extent as permitted by PRC laws and regulations then in effect. The consideration for such acquisition of all equity interests in Mingda Tianjin will be equal to the registered capital of Mingda Tianjin, and if PRC law requires the consideration to be greater than the registered capital, the consideration will be the minimum amount as permitted by PRC law. The Option Agreements are valid for 10 years upon execution of the agreements and may be extended prior to the expiration date at will by Mingda Beijing.

On April 28, 2018, each of the shareholders of Mingda Tianjin also entered into an “Equity Pledge Agreement” (the “Pledge Agreements”) with Mingda Beijing. Pursuant to the Pledge Agreements, these shareholders pledged their respective equity interests in Mingda Tianjin to guarantee the performance of the obligations of Mingda Tianjin. Mingda Beijing, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Pursuant to the Pledge Agreements, each of the shareholders of Mingda Tianjin cannot transfer, sell, pledge, dispose of, or otherwise create any new encumbrance on their respective equity interests in Mingda Tianjin without the prior written consent of Mingda Beijing. The equity pledge right will expire when the exclusive business cooperation between Mingda Beijing and Mingda Tianjin is terminated and all service fees are paid. The equity pledges of Mingda Tianjin have been registered with the relevant local branch of the State Administration for Industry and Commerce, or SAIC.

Risks in relation to the VIE structure

The Company believes that Mingda Beijing’s contractual arrangements with Mingda Tianjin are in compliance with the PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and the interests of the shareholders of Mingda Tianjin may diverge from that of the Company and that may potentially increase the risk that they would seek to act inconsistently with the contractual terms, for example by influencing Mingda Tianjin not to pay the service fees when required to do so.

The Company’s ability to control Mingda Tianjin also depends on the power of attorney Mingda Beijing has to vote on all matters requiring shareholder approval in Mingda Tianjin. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Company may be subject to fines or other actions. The Company does not believe such actions would result in the liquidation or dissolution of the Company, Mingda Beijing, or Mingda Tianjin.

The Company, through its subsidiaries and the contractual arrangements, has (i) the power to direct the activities of Mingda Tianjin that most significantly affect the entity’s economic performance and (ii) the right to receive benefits from Mingda Tianjin. Accordingly, the Company is the primary beneficiary of Mingda Tianjin and has consolidated the financial results of Mingda Tianjin.

The accompanying consolidated financial statements present the historical financial position, results of operations, and cash flows of Mingda Tianjin and its subsidiaries, and adjusted for the effects of the corporate restructure as disclosed per above. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure (“Restructuring” or “Reorganization”) had been in existence throughout the periods presented (see Note 9 for the 10,380,000 ordinary shares of MDJM issued on January 26, 2018, in connection with the Reorganization).